CAPITAL STOCK (Tables)	9 Months Ended
May 31, 2017
Capital Stock Tables
Schedule of outstanding and exercisable warrants

Warrants Outstanding			Warrants Exercisable
	Weighted Average
Number	Remaining Contractual	Weighted Average	Number	Weighted Average
of Shares	life (in years)	Exercise Price	of Shares	Exercise Price
152,500	0.40	$1.25	152,500	$1.25
10,000	0.40	$1.25	10,000	$1.25
1,220,500	0.47	$1.25	1,220,500	$1.25
4,110	0.51	$1.37	4,110	$1.37
6,098	0.55	$1.25	6,098	$1.25
4,762	0.56	$1.25	4,762	$1.25
1,000	0.65	$1.50	1,000	$1.50
8,334	0.66	$1.50	8,334	$1.50
4,300	0.71	$3.25	4,300	$3.25
100,000	2.75	$1.88	100,000	$1.88
13,300	2.76	$1.88	13,300	$1.88
100,000	2.78	$1.65	100,000	$1.65
62,200	2.86	$2.41	62,200	$2.41
120,000	2.88	$2.08	120,000	$2.08
203,252	4.96	$2.19	203,252	$2.19
203,252	4.96	$2.19	203,252	$2.19
2,213,608			2,213,608

Schedule of warrant activity
	Number of Shares	Weighted- Average Exercise Price
Balances as of August 31, 2016	-	$-
Granted	2,965,608	1.48
Exercised	(752,000)	1.25
Forfeited	-	-
Balances as of May 31, 2017	2,213,608	$1.56